Income tax - Deferred tax assets (Details) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax balances
Balance as of beginning of year			$ 37
Balance as of ending of year			9,091	$ 37
Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			37	10
Recognized in the statement of comprehensive income		$ 13	5,324	54
Through acquisitions-Purchase price allocation		32,461		503
Net to deferred tax liability		(3)		(31)
Exchange differences			(95)	4
Recognized in statement of Equity			3,825
Balance as of ending of year		10	9,091	37
Nexttobe AB (Predecessor Parent)
Deferred income tax balances
Balance as of beginning of year	$ 11	13
Recognized in the statement of comprehensive income	2
Balance as of ending of year	13
Deferred tax assets Lease liabilities | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Balance as of beginning of year			37	10
Recognized in the statement of comprehensive income		13	113	54
Net to deferred tax liability		(3)		(31)
Exchange differences			(6)	4
Balance as of ending of year		10	144	$ 37
Deferred tax assets Lease liabilities | Nexttobe AB (Predecessor Parent)
Deferred income tax balances
Balance as of beginning of year	11	$ 13
Recognized in the statement of comprehensive income	2
Balance as of ending of year	$ 13
Tax Losses | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Recognized in the statement of comprehensive income			4,935
Exchange differences			(223)
Balance as of ending of year			4,712
Other | Knilo HoldCo AB (Successor Parent)
Deferred income tax balances
Recognized in the statement of comprehensive income			276
Exchange differences			134
Recognized in statement of Equity			3,825
Balance as of ending of year			$ 4,235